ING VARIABLE PORTFOLIOS, INC.

ING Hang Seng Index Portfolio (“Portfolio”)

Supplement dated May 1, 2009 to the Portfolio’s

Adviser Class Prospectus, Class I Prospectus, Class S Prospectus and

Service 2 Class Prospectus (each a “Prospectus” and collectively “Prospectuses”)

each dated May 1, 2009

Effective immediately, the Prospectuses are revised as follows:

1.             The third sentence of the third paragraph which follows the table in the section entitled “Portfolios at a Glance” found on page 2 of each Prospectus is hereby deleted and replaced with the following:

Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by ING Investments, LLC and ING Investment Management Co. in connection with ING Hang Seng Index Portfolio (the “Product”), BUT NEITHER HANG SENG INDEXES COMPANY LIMITED NOR HANG SENG DATA SERVICES LIMITED WARRANTS OR REPRESENTS OR GUARANTEES TO ANY BROKER OR HOLDER OF  THE PRODUCT OR ANY OTHER PERSON: (i) THE ACCURACY OR COMPLETENESS OF ANY OF THE INDEX AND ITS COMPUTATION OR ANY INFORMATION RELATED THERETO; OR (ii) THE FITNESS OR SUITABILITY FOR ANY PURPOSE OF ANY OF THE INDEX OR ANY COMPONENT OR DATA COMPRISED IN IT; OR (iii) THE RESULTS WHICH MAY BE OBTAINED BY ANY PERSON FROM THE USE OF ANY OF THE INDEX OR ANY COMPONENT OR DATA COMPRISED IN IT FOR ANY PURPOSE, AND NO WARRANTY OR REPRESENTATION OR GUARANTEE OF ANY KIND WHATSOEVER RELATING TO THE INDEX IS GIVEN OR MAY BE IMPLIED.

2.             The first sentence of the second paragraph which follows the table in the section entitled “Portfolios at a Glance” found on page 3 of each Prospectus is hereby deleted and replaced with the following:

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (i) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY ING INVESTMENTS, LLC AND ING INVESTMENT MANAGEMENT CO. IN CONNECTION WITH THE PRODUCT; OR (ii) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (iii) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (iv) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALINGWITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED in connection with the Product in any manner whatsoever by any broker, holder or other person dealing with the Product.

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